SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2024
Golden Hill Capital Pte. Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Intermediate holding company of the Company, which is controlled by two controlling shareholders
Golden Hill Capital Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate holding company of the Company, which is controlled by two controlling shareholders
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders
HTL Manufacturing Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders
HTL Marketing Pte. Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders
HTL Furniture (China) Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders
New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders
Hwa Tat Lee Japan Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders
HTL Korea Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity controlled by two controlling shareholders